Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash and cash equivalents	$ 552,064	$ 1,669,089
Trade and other receivables	158,930	78,289
Other current financial assets	565	631
Current income tax recoverable	29,253	16,510
Prepaid expenses and other current assets	280,460	52,169
Total current assets	1,021,272	1,816,688
Satellites, property and other equipment	2,277,143	1,260,298
Deferred tax assets	3,059	2,954
Other long-term financial assets	9,767	6,633
Long-term income tax recoverable	6,993	7,497
Other long-term assets	516,507	79,939
Intangible assets	497,466	692,756
Goodwill	2,612,972	2,446,603
Total assets	6,945,179	6,313,368
LIABILITIES
Trade and other payables	158,276	43,626
Other current financial liabilities	26,483	29,061
Income taxes payable	5,913	1,921
Other current liabilities	65,906	63,119
Total current liabilities	256,578	137,727
Long-term indebtedness	3,096,615	3,197,019
Deferred tax liabilities	175,544	235,247
Other long-term financial liabilities	630,556	14,938
Other long-term liabilities	289,181	329,454
Total liabilities	4,448,474	3,914,385
SHAREHOLDERS’ EQUITY
Share capital	59,082	51,252
Accumulated earnings	467,333	534,058
Reserves	183,865	76,608
Total Telesat Corporation shareholders’ equity	710,280	661,918
Non-controlling interest	1,786,425	1,737,065
Total shareholders’ equity	2,496,705	2,398,983
Total liabilities and shareholders’ equity	$ 6,945,179	$ 6,313,368